Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2012		Mar. 31, 2012		Mar. 31, 2010
Investment Securities [Line Items]
Securities available for sale, Amortized cost	¥ 55,543,805		¥ 56,368,730
Securities available for sale, Gross unrealized gains	1,133,038		1,396,587
Securities available for sale, Gross unrealized losses	42,755		24,916
Securities available for sale, Estimated fair value	56,634,088		57,740,401
Securities being held to maturity, Amortized cost	2,339,888		2,385,368
Securities being held to maturity, Gross unrealized gains	52,914		47,716
Securities being held to maturity, Gross unrealized losses	367		2,395
Securities being held to maturity, Estimated fair value	2,392,435		2,430,689
UNBC reclassification of CLOs from Securities available for sale to Securities being held to maturity, Fair value					111,895
Unrealized losses before taxes of UNBC collateralized loan obligation at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive loss	27,207		29,539
Tax exempt-conduit debt bonds included in other debt securities	64,790
UNBC reclassification of residential mortgage-backed from Securities available for sale to Securities being held to maturity, Fair value	12,356
Unrealized losses before taxes of UNBC residential mortgage-backed securities at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive loss	419
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	48,267,560		48,736,276
Securities available for sale, Gross unrealized gains	207,283		155,010
Securities available for sale, Gross unrealized losses	8,247		8,624
Securities available for sale, Estimated fair value	48,466,596		48,882,662
Securities being held to maturity, Amortized cost	559,864		590,147
Securities being held to maturity, Gross unrealized gains	2,843		4,370
Securities being held to maturity, Estimated fair value	562,707		594,517
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	190,720		173,028
Securities available for sale, Gross unrealized gains	8,511		7,750
Securities available for sale, Estimated fair value	199,231		180,778
Securities being held to maturity, Amortized cost			3,531
Securities being held to maturity, Gross unrealized gains			6
Securities being held to maturity, Estimated fair value			3,537
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	988,962		953,364
Securities available for sale, Gross unrealized gains	20,458		18,606
Securities available for sale, Gross unrealized losses	4,203		742
Securities available for sale, Estimated fair value	1,005,217		971,228
Securities being held to maturity, Amortized cost	406,912		626,871
Securities being held to maturity, Gross unrealized gains	2,476		3,691
Securities being held to maturity, Gross unrealized losses	52		169
Securities being held to maturity, Estimated fair value	409,336		630,393
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	2,190,375		2,460,263
Securities available for sale, Gross unrealized gains	59,940		68,933
Securities available for sale, Gross unrealized losses	1,588		2,639
Securities available for sale, Estimated fair value	2,248,727		2,526,557
Securities being held to maturity, Amortized cost	19,460		59,857
Securities being held to maturity, Gross unrealized gains	206		201
Securities being held to maturity, Gross unrealized losses			14
Securities being held to maturity, Estimated fair value	19,666		60,044
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	968,279		1,129,948
Securities available for sale, Gross unrealized gains	17,314		14,239
Securities available for sale, Gross unrealized losses	3,133		5,602
Securities available for sale, Estimated fair value	982,460		1,138,585
Securities being held to maturity, Amortized cost	85,691
Securities being held to maturity, Gross unrealized gains	256	[1]
Securities being held to maturity, Gross unrealized losses	61
Securities being held to maturity, Estimated fair value	85,886
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	132,813		96,502
Securities available for sale, Gross unrealized gains	4,471		2,512
Securities available for sale, Gross unrealized losses	477		684
Securities available for sale, Estimated fair value	136,807		98,330
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	483,000		503,011
Securities available for sale, Gross unrealized gains	521		401
Securities available for sale, Gross unrealized losses	7		891
Securities available for sale, Estimated fair value	483,514		502,521
Securities being held to maturity, Amortized cost	1,267,961		1,104,890
Securities being held to maturity, Gross unrealized gains	47,133		39,447
Securities being held to maturity, Gross unrealized losses	254	[2]	2,212	[3]
Securities being held to maturity, Estimated fair value	1,314,840		1,142,125
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	65,711	[4]	964
Securities available for sale, Gross unrealized gains	4,640	[4]
Securities available for sale, Gross unrealized losses	5,402	[4]
Securities available for sale, Estimated fair value	64,949	[4]	964
Securities being held to maturity, Amortized cost			72
Securities being held to maturity, Gross unrealized gains			1
Securities being held to maturity, Estimated fair value			73
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	2,256,385		2,315,374
Securities available for sale, Gross unrealized gains	809,900		1,129,136
Securities available for sale, Gross unrealized losses	19,698		5,734
Securities available for sale, Estimated fair value	¥ 3,046,587		¥ 3,438,776

[1]	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
[2]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.
[3]	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.
[4]	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.